Subsequent events (Details) $ in Thousands, $ in Millions	Feb. 16, 2024 USD ($)	Feb. 16, 2024 AUD ($)	Feb. 09, 2024 USD ($)	Feb. 09, 2024 AUD ($)	Jun. 16, 2023 USD ($)	Jun. 16, 2023 AUD ($)
CMPL
Subsequent events
Consideration transferred, acquisition-date fair value					$ 1,100,000	$ 1,640
Shares issuance under subscription agreement | Initial Public Offering
Subsequent events
Amount of proceeds to be raised			$ 214,000	$ 325
Repayment of Deferred Consideration Liability | CMPL
Subsequent events
Repayments of Deferred Consideration	$ 82,900	$ 127